5. Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Investment

NOTE 6. INVESTMENT

On February 25, 2019, the Company acquired 3,712,500 shares and 2,500,000 Warrants to purchase 2,500,000 shares of common stock at a price of CAD$1.00 of GN Ventures, Ltd., Alberta, Canada, f/k/a Great Northern Cannabis, Ltd. (“GN”), in exchange for an aggregate of 7,988,963 shares of the Company’s Common Stock from a former shareholder of GN. On the date of purchase, the Company’s Common Stock was trading at $1.41 which values the purchase at $11,264,438. For balance sheet purposes the Company has treated this purchase using the cost method because the purchase consists of an investment in a private company in which the Company does not have the ability to exercise significant influence over GN’s operating and financial activities.

The Company conducted an impairment test on December 31, 2019 and determined that an impairment existed resulting in a write-down of the investment by $7,070,841 to a current value of $4,193,597.

On May 8, 2020 the Company exchanged 5,507,400 of its shares for 3,671,597 shares of GN. These shares were value at $.67 each which represents the value of the GN shares as determined by the Company’s year-end impairment analysis and were recorded as an investment of $2,478,422. As of September 30, 2020, the Company’s investment in GN was $6,672,019.

Additionally, the Company conducted an impairment test on September 30, 2020, and determined that no further impairment existed.

NOTE 5.	INVESTMENT

On February 25, 2019, the Company acquired 3,712,500 shares and 2,500,000 Warrants to purchase 2,500,000 shares of common stock at a price of CAD$1.00 of GN Ventures, Ltd., Alberta, Canada, f/k/a Great Northern Cannabis, Ltd. (“GN”), in exchange for an aggregate of 7,988,963 shares of the Company’s Common Stock from a former officer and shareholder of GN. On the date of purchase, the Company’s Common Stock was trading at $1.41 which values the purchase at $11,264,438. For balance sheet purposes the Company has treated this purchase using the cost method because the purchase consists of an investment in a private company in which the Company does not have the ability to exercise significant influence over GN’s operating and financial activities.

The Company conducted an impairment test on December 31, 2019, and determined that an impairment existed resulting in a write-down of the investment by $7,070,841 to a current value of $4,193,597.